Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Fair value measurements
Other assets		¥ 1,155,621	¥ 1,014,707
Investments in equity securities		105,088	97,660
Listed Equity [Member]
Fair value measurements
Investments in equity securities		78,708	69,475
Unlisted Equity [Member]
Fair value measurements
Investments in equity securities		26,380	28,185
Recurring [Member]
Fair value measurements
Trading assets and private equity and debt investments	[1]	18,074,000	16,143,000
Recurring [Member] | Other assets [Member]
Fair value measurements
Other assets	[1],[2],[3]	683,000	548,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity and debt investments		59,000	47,000
Recurring [Member] | Net asset value per share [Member] | Other assets [Member]
Fair value measurements
Other assets		¥ 3,000	¥ 3,000

[1]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2023 and March 31, 2024, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥47 billion and ¥59 billion, respectively. As of March 31, 2023 and March 31, 2024, the fair values of these investments which are included in Other assets—Others were ¥3 billion and ¥3 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥69,475 million and ¥28,185 million, respectively, as of March 31, 2023 and ¥69,475 million and ¥28,185 million, respectively, as of March 31, 2024.